TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Balance as of beginning of the year	$ 101	$ 100
Additions based on tax positions taken during the current period	1	1
Balance at the end of the year	$ 102	$ 101